Fair Value Measurements - Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Mar. 31, 2024	Dec. 31, 2023
Assets
Cash equivalents - money market funds	$ 475.0	$ 557.9
Other Investments	46.4	46.9
Investments pending settlement	5.0	2.2
Total other assets	5.0	2.2
Total assets measured at fair value	3,829.8	3,900.9
Liabilities
Derivative liabilities	(0.2)	(1.1)
Investments pending settlement	(26.6)
Total other liabilities	(26.8)	(1.1)
Total liabilities measured at fair value	(26.8)	(1.1)
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3))
Assets
Fair value	3,227.1	3,244.9
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | U.S. Treasuries
Assets
Fair value	683.9	686.7
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Agencies
Assets
Fair value	16.1	16.2
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Non-U.S. government
Assets
Fair value	66.1	76.0
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Corporate bonds
Assets
Fair value	1,765.5	1,787.3
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Residential mortgage-backed
Assets
Fair value	234.9	188.2
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Commercial mortgage-backed
Assets
Fair value	49.8	51.1
Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Other asset backed securities
Assets
Fair value	410.8	439.4
Short-term investments, available-for-sale, at fair value (amortized cost: $76.3, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil))
Assets
Fair value	76.3	49.0
Short-term investments, available-for-sale, at fair value (amortized cost: $76.3, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil)) | U.S. Treasuries
Assets
Fair value	76.3	49.0
Fair Value, Inputs, Level 1
Assets
Cash equivalents - money market funds	475.0	557.9
Other Investments	46.4	46.9
Investments pending settlement	5.0	2.2
Total other assets	5.0	2.2
Total assets measured at fair value	1,286.6	1,342.7
Liabilities
Derivative liabilities	0.0	0.0
Investments pending settlement	(26.6)
Total other liabilities	(26.6)	0.0
Total liabilities measured at fair value	(26.6)	0.0
Fair Value, Inputs, Level 1 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3))
Assets
Fair value	683.9	686.7
Fair Value, Inputs, Level 1 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | U.S. Treasuries
Assets
Fair value	683.9	686.7
Fair Value, Inputs, Level 1 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Agencies
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Non-U.S. government
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Corporate bonds
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Residential mortgage-backed
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Commercial mortgage-backed
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Other asset backed securities
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 1 | Short-term investments, available-for-sale, at fair value (amortized cost: $76.3, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil))
Assets
Fair value	76.3	49.0
Fair Value, Inputs, Level 1 | Short-term investments, available-for-sale, at fair value (amortized cost: $76.3, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil)) | U.S. Treasuries
Assets
Fair value	76.3	49.0
Fair Value, Inputs, Level 2
Assets
Cash equivalents - money market funds	0.0	0.0
Other Investments	0.0	0.0
Investments pending settlement	0.0	0.0
Total other assets	0.0	0.0
Total assets measured at fair value	2,543.2	2,558.2
Liabilities
Derivative liabilities	(0.2)	(1.1)
Investments pending settlement	0.0
Total other liabilities	(0.2)	(1.1)
Total liabilities measured at fair value	(0.2)	(1.1)
Fair Value, Inputs, Level 2 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3))
Assets
Fair value	2,543.2	2,558.2
Fair Value, Inputs, Level 2 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | U.S. Treasuries
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 2 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Agencies
Assets
Fair value	16.1	16.2
Fair Value, Inputs, Level 2 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Non-U.S. government
Assets
Fair value	66.1	76.0
Fair Value, Inputs, Level 2 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Corporate bonds
Assets
Fair value	1,765.5	1,787.3
Fair Value, Inputs, Level 2 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Residential mortgage-backed
Assets
Fair value	234.9	188.2
Fair Value, Inputs, Level 2 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Commercial mortgage-backed
Assets
Fair value	49.8	51.1
Fair Value, Inputs, Level 2 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Other asset backed securities
Assets
Fair value	410.8	439.4
Fair Value, Inputs, Level 2 | Short-term investments, available-for-sale, at fair value (amortized cost: $76.3, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil))
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 2 | Short-term investments, available-for-sale, at fair value (amortized cost: $76.3, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil)) | U.S. Treasuries
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 3
Assets
Cash equivalents - money market funds	0.0	0.0
Other Investments	0.0	0.0
Investments pending settlement	0.0	0.0
Total other assets	0.0	0.0
Total assets measured at fair value	0.0	0.0
Liabilities
Derivative liabilities	0.0	0.0
Investments pending settlement	0.0
Total other liabilities	0.0	0.0
Total liabilities measured at fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3))
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | U.S. Treasuries
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Agencies
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Non-U.S. government
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Corporate bonds
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Residential mortgage-backed
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Commercial mortgage-backed
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Fixed maturity securities, available-for-sale, at fair value (amortized cost: $3,254.5, 2023: $3,271.4 (net of allowances for credit losses of $2.4, 2023: $1.3)) | Other asset backed securities
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Short-term investments, available-for-sale, at fair value (amortized cost: $76.3, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil))
Assets
Fair value	0.0	0.0
Fair Value, Inputs, Level 3 | Short-term investments, available-for-sale, at fair value (amortized cost: $76.3, 2023: $49.0 (net of allowances for credit losses of $nil, 2023: $nil)) | U.S. Treasuries
Assets
Fair value	$ 0.0	$ 0.0